IFRS 7 Disclosure (Market Risk) (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Market Risk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Percentage of P&C deposits in total funding	62.00%	64.00%
GMR, threshold days, out of every one hunderd days	1 day
GMR, threshold period	100 days
GMR, holding period	1 day
IDSR, threshold days, out of every one hundred days	1 day
IDSR, threshold period	100 days
IDSR, holding period	10 days
Percent of trading net revenue for the trading days	95.00%
Number of trading losses in period	3 days
VaR usage and trading net revenue period	1 day
100 bps increase [member]
Market Risk [Line Items]
EVE Sensitivity	$ (2,521)	$ (2,515)	$ (2,573)
Increase (decrease) to economic value of shareholders equity from prior period	6
NII Sensitivity	745	790	597
Increase (decrease) to net interest income from last period	(45)
100 bps decrease [member]
Market Risk [Line Items]
EVE Sensitivity	2,179	2,092	2,056
Increase (decrease) to economic value of shareholders equity from prior period	87
NII Sensitivity	(815)	$ (860)	$ (789)
Increase (decrease) to net interest income from last period	$ (45)